Financial Risk Management_The Credit Quality Of Due From Financial Institutions(Details) - Due from financial institutions at amortised cost - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	₩ 18,147,672	₩ 17,218,307
Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	17,292,966	16,374,868
Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	149,927	213,903
Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	677,249	608,314
Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	19,531
Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	27,530	1,691
12-month expected credit losses
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	18,134,133	17,218,307
12-month expected credit losses | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	17,292,966	16,374,868
12-month expected credit losses | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	149,927	213,903
12-month expected credit losses | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	677,249	608,314
12-month expected credit losses | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	19,531
12-month expected credit losses | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	13,991	1,691
Non-impaired
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	13,179	0
Non-impaired | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	13,179	0
Impaired
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	360	0
Impaired | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	360	0
Financial instruments not applying expected credit losses
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Financial instruments not applying expected credit losses | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Financial instruments not applying expected credit losses | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Financial instruments not applying expected credit losses | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Financial instruments not applying expected credit losses | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Financial instruments not applying expected credit losses | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	₩ 0	₩ 0

[1]	Before netting of allowance.